Cash Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Cash payments:
Interest	¥ 88,343	¥ 105,308	¥ 116,271
Income taxes	¥ 32,831	¥ 11,955	¥ 49,190